NOTE 20: EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of Share Options
Options outstanding, beginning | shares	10,450,000	10,450,000	76,000,000	76,000,000	3,300,000	3,300,000
Options granted | shares	(7,583,333)	(7,583,333)	7,700,000	7,700,000	4,300,000	4,300,000
Options outstanding, ending | shares	9,834,428	9,834,428	10,450,000	10,450,000	76,000,000	76,000,000
Exercisable | shares	9,084,428	9,084,428
Weighted Average Exercise Price
Options outstanding, beginning | $ / shares		$ .16		$ .25		$ .10
Options granted | $ / shares		.14		.14		.37
Options outstanding, ending | $ / shares		.08		$ .16		$ .25
Exercisable | $ / shares		$ .08
Warrants
Number of Share Options
Options outstanding, beginning | shares	1,504,818	1,504,818	627,378	627,378	0	0
Options granted | shares	1,916,000	1,916,000	877,440	877,440	627,378	627,378
Options Exercised | shares	(489,850)	(489,850)	0	0	0	0
Options Expired | shares	(627,068)	(627,068)	0	0	0	0
Options outstanding, ending | shares	2,303,900	2,303,900	1,504,818	1,504,818	627,378	627,378
Weighted Average Exercise Price
Options outstanding, beginning | $ / shares	$ .24		$ .31		$ .00
Options granted | $ / shares	.12		.16		.31
Options Exercised | $ / shares	.16		.00		.00
Options Expired | $ / shares	.31		.00		.00
Options outstanding, ending | $ / shares	$ .13		$ .24		$ .31